Contingent Liabilities and Commitments (Details) - USD ($) $ in Millions		1 Months Ended
	May 20, 2016	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Customer Refund Liability, Current			$ 189	$ 0
Accrued environmental loss liabilities			31
Capital Addition Purchase Commitments [Member]
Loss Contingencies [Line Items]
Commitments for construction and acquisition of property, plant, and equipment			206
Energy Transfer Merger [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 1,480
Gas Pipeline [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities			4
Natural Gas Underground Storage Facilities [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities			7
Former Operations [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities			$ 20
Subsequent Event [Member] | Former Alaska Refinery [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value		$ 86